Note 7 - Debt (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,
	2020	2021
Total long term debt:
2nd ABN Facility (M/T Eco West Coast)	-	34,955
2nd Alpha Bank Facility (M/T Eco Malibu)	-	36,500
BoComm Leasing Facility (M/T Nord Valiant)	20,227	-
Cargill Facility (M/T Eco Marina Del Ray)	29,116	27,195
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels), classified as of December 31, 2021 as Debt related to Vessels held for sale	57,656	-
Total long term debt	106,999	98,650
Less: Deferred finance fees	(2,380)	(1,282)
Total long term debt net of deferred finance fees	104,619	97,368

Presented:
Current portion of long term debt	5,324	7,205
Long term debt	99,295	90,163

Debt related to Vessels held for sale:
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	-	54,665
Less: Deferred finance fees	-	(1,463)
Debt related to Vessels held for sale net of deferred finance fees	-	53,202

Total Debt net of deferred finance fees	104,619	150,570

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2022	7,466
December 31, 2023	7,554
December 31, 2024	28,304
December 31, 2025	4,960
December 31, 2026	4,960
December 31, 2027 and thereafter	45,406
Total	98,650